Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Product	$ 1,280,513	$ 95,154	$ 846,414	$ 586,176
License and royalty	125,000	83,333	458,333
Total revenue	1,405,513	178,487	1,304,747	586,176
Cost of product revenue	606,573	65,588	574,195	420,877
Gross profit	798,940	112,899	730,552	165,299
Operating expenses:
Sales and marketing	1,272,789	342,631	2,240,116	791,915
Research and development	1,366,997	1,402,080	5,399,775	6,161,548
General and administrative	811,535	660,648	3,013,104	2,977,812
Total operating expenses	3,451,321	2,405,359	10,652,995	9,931,275
Operating loss	(2,652,381)	(2,292,460)	(9,922,443)	(9,765,976)
Other income and (expenses):
Interest income	8	1,195	3,091	7,420
Interest expense	(103,327)	(880,538)	(2,880,718)	(2,082,558)
Gain (loss) on revaluation of derivative liabilities, net	215,956	(593,717)	(506,195)	3,759,146
Gain on settlement of derivative liability			1,012,351
Loss on extinguishment of debt			(4,970,410)
Issuance of warrants due to organic change			(2,553,318)
Gain on liquidation of subsidiary			3,386,297
Miscellaneous income (expense)	(2,771)	(12,278)	171,414	(116,147)
Total other income and (expenses)	109,866	(1,485,338)	(6,337,488)	1,567,861
Net loss before provision for income taxes	(2,542,515)	(3,777,798)	(16,259,931)	(8,198,115)
Provision for income taxes	3,100	3,712	6,341	(21,453)
Net loss	(2,545,615)	(3,781,510)	(16,266,272)	(8,176,662)
Accretion on Series 1 convertible preferred stock associated with beneficial conversion feature			(898,623)
Series A-1 preferred dividend		(206,684)	(547,171)	(801,534)
Net loss attributable to common stockholders	(2,545,615)	(3,988,194)	(17,712,066)	(8,978,196)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.28)	$ (9.51)	$ (5.82)	$ (21.42)
Shares used to compute net loss per share - basic and diluted (in Shares)	9,113,577	419,365	3,045,266	419,165
Comprehensive Loss:
Net loss	(2,545,615)	(3,781,510)	(16,266,272)	(8,176,662)
Foreign currency translation adjustments		(12,479)	(201,975)	142,056
Total comprehensive loss	$ (2,545,615)	$ (3,793,989)	$ (16,468,247)	$ (8,034,606)